Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 28 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this Financial Year Report, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements,

NOTE 28 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this Financial Year Report, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.